________________________________________________________________________________


                             EARNEST PARTNERS FIXED
                                  INCOME TRUST

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II


                               SEMI-ANNUAL REPORT


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2001




                               INVESTMENT ADVISOR
                          EARNEST Partners Limited, LLC
                              75 Fourteenth Street
                                   Suite 2300
                             Atlanta, Georgia 30309


                       EARNEST PARTNERS FIXED INCOME TRUST
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Earnest Partners Fixed Income Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest          Maturity            Value
                                                                     Principal          Rate              Date             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 53.90%

      A.I.D. - Equador ...........................................   $ 69,293           7.050%          05/01/15          $   75,568
      A.I.D. - Ivory Coast .......................................    195,419           8.100%          12/01/06             199,147
      A.I.D. - Peru ..............................................    122,034           8.350%          01/01/07             123,684
      Attransco Title XI .........................................    399,041           6.120%          04/01/08             411,912
      B.A.L.T. Conway Partnership Title XI .......................     77,963          10.750%          11/15/03              81,307
      Federal Agricultural Mortgage Corporation
           Series AM-1003 ........................................    613,765           6.820%          04/25/13             650,104
      Federal Home Loan Bank - Series NY03 .......................    200,000           6.875%          08/15/03             213,500
      Federal National Mortgage Association ......................    500,000           6.000%          05/15/11             526,875
      Lawrence Steamship Company Title XI ........................    141,374           7.270%          09/01/03             144,289
      Small Business Administration 98-B .........................    829,036           6.150%          02/01/18             845,747
                                                                                                                          ----------

           Total U.S. Government and Agency Obligations (Cost $3,187,752) ......................................           3,272,133
                                                                                                                          ----------

U.S. GOVERNMENT INSURED OBLIGATIONS - 13.39%

      Federal Housing Authority Project Loan
           Downtowner Apartments .................................    137,024           8.375%          11/01/11             148,069
           Reilly #046 ...........................................    291,930           6.970%          06/01/14             298,286
           USGI #87 ..............................................    357,026           7.430%          08/01/23             366,283
                                                                                                                          ----------

           Total U.S. Government Insured Obligations (Cost $792,449) ...........................................             812,638
                                                                                                                          ----------

CORPORATE OBLIGATIONS - 27.58%

      Burlington North Santa Fe ..................................    676,000           2.625%          01/01/10             516,296
      California Infrastructure SDG&E Series 1997-1 ..............    250,000           6.370%          12/26/09             263,203
      Continental Airlines Inc. ..................................    422,659           7.750%          07/02/14             417,182
      Union Pacific Corporation ..................................    445,272           7.280%          04/30/15             478,142
                                                                                                                          ----------

           Total Corporate Obligations (Cost $1,678,166) .......................................................           1,674,823
                                                                                                                          ----------

PRIVATE MORTGAGE BACKED SECURITY - 0.19%

      National Housing Partnership ...............................     11,213           9.500%          05/01/03              11,538
           (Cost $11,213)                                                                                                 ----------





                                                                                                                         (Continued)

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                          Shares          (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 7.00%

      AIM Short Term Prime Fund A ..................................................................     424,964         $  424,964
           (Cost $424,964)                                                                                               ----------


Total Value of Investments (Cost $6,094,544 (a)) ...................................................      102.06 %       $6,196,096
Liabilities in Excess of Other Assets ..............................................................       (2.06)%         (124,920)
                                                                                                          ------         ----------
      Net Assets ...................................................................................      100.00 %       $6,071,176
                                                                                                          ======         ==========




      (a)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .............................................................................         $  132,997
           Unrealized depreciation .............................................................................            (31,445)
                                                                                                                         ----------

               Net unrealized appreciation .....................................................................         $  101,552
                                                                                                                         ==========






















See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2001
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $6,094,544) .........................................................                 $ 6,196,096
      Income receivable ...............................................................................                      89,127
      Other assets ....................................................................................                       6,281
      Due from advisor (note 2) .......................................................................                       5,413
                                                                                                                        -----------

           Total assets ...............................................................................                   6,296,917
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                       4,946
      Payable for investment purchases ................................................................                     215,219
      Disbursements in excess of cash on demand deposit ...............................................                       5,576
                                                                                                                        -----------

           Total liabilities ..........................................................................                     225,741
                                                                                                                        -----------

NET ASSETS
      (applicable to 581,836 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 6,071,176
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($6,071,176 / 581,836 shares) ...................................................................                 $     10.43
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 6,345,944
      Undistributed net investment income .............................................................                       5,191
      Accumulated net realized loss on investments ....................................................                    (381,511)
      Net unrealized appreciation on investments ......................................................                     101,552
                                                                                                                        -----------
                                                                                                                        $ 6,071,176
                                                                                                                        ===========















See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2001
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest ......................................................................................                $ 208,452
           Dividends .....................................................................................                    5,797
                                                                                                                          ---------

               Total income ..............................................................................                  214,249
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   14,282
           Fund administration fees (note 2) .............................................................                    3,967
           Custody fees ..................................................................................                    1,254
           Registration and filing administration fees (note 2) ..........................................                    1,316
           Fund accounting fees (note 2) .................................................................                   13,817
           Audit fees ....................................................................................                    7,020
           Legal fees ....................................................................................                    3,330
           Securities pricing fees .......................................................................                    1,173
           Shareholder recordkeeping fees ................................................................                    9,000
           Other accounting fees (note 2) ................................................................                    8,034
           Shareholder servicing expenses ................................................................                    2,006
           Registration and filing expenses ..............................................................                    1,964
           Printing expenses .............................................................................                    1,204
           Trustee fees and meeting expenses .............................................................                    2,006
           Other operating expenses ......................................................................                    2,507
                                                                                                                          ---------

               Total expenses ............................................................................                   72,880
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (30,021)
                    Investment advisory fees waived (note 2) .............................................                  (14,282)
                                                                                                                          ---------

               Net expenses ..............................................................................                   28,577
                                                                                                                          ---------

                    Net investment income ................................................................                  185,672
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   28,286
      Increase in unrealized appreciation on investments .................................................                   33,615
                                                                                                                          ---------

           Net realized and unrealized gain on investments ...............................................                   61,901
                                                                                                                          ---------

               Net increase in net assets resulting from operations ......................................                $ 247,573
                                                                                                                          =========





See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended         Year ended
                                                                                                    September 30,         March 31,
                                                                                                      2001 (a)              2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment income .................................................................     $  185,672          $  449,740
         Net realized gain (loss) from investment transactions .................................         28,286             (86,752)
         Increase in unrealized appreciation on investments ....................................         33,615             422,539
                                                                                                     ----------          ----------

              Net increase in net assets resulting from operations .............................        247,573             785,527
                                                                                                     ----------          ----------

     Distributions to shareholders from
         Net investment income .................................................................       (180,486)           (450,310)
                                                                                                     ----------          ----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (b) ..................       (626,510)         (1,897,866)
                                                                                                     ----------          ----------

                     Total decrease in net assets ..............................................       (559,423)         (1,562,649)

NET ASSETS

     Beginning of period .......................................................................      6,630,599           8,193,248
                                                                                                     ----------          ----------

     End of period (including undistributed net investment income
                    of $5,191 at September 30, 2001 and $5 at March 31, 2001) ..................     $6,071,176          $6,630,599
                                                                                                     ==========          ==========


(a)  Unaudited.

(b)  A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                      Period ended                             Year ended
                                                                 September 30, 2001 (a)                      March 31, 2001

                                                               Shares              Value               Shares              Value
                                                             -----------------------------------------------------------------------

Shares sold ............................................         37,180          $  379,752              25,120         $   249,158

Shares issued for reinvestment of distributions ........         15,457             158,482              32,815             328,683
                                                             ----------          ----------          ----------         -----------

                                                                 52,637             538,234              57,935             577,841

Shares redeemed ........................................       (113,220)         (1,164,744)           (248,030)         (2,475,707)
                                                             ----------          ----------          ----------         -----------

     Net decrease ......................................        (60,583)         $ (626,510)           (190,095)        $(1,897,866)
                                                             ==========          ==========          ==========         ===========



See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended    Year ended     Year ended     Year ended     Year ended
                                                           September 30,    March 31,      March 31,      March 31,      March 31,
                                                             2001 (a)         2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................  $     10.32    $      9.84    $     10.30    $     10.31    $      9.98

      Income from investment operations
           Net investment income .........................         0.31           0.61           0.60           0.62           0.64
           Net realized and unrealized gain (loss)
               on investments ............................         0.10           0.48          (0.46)         (0.01)          0.33
                                                            -----------    -----------    -----------    -----------    -----------

               Total from investment operations ..........         0.41           1.09           0.14           0.61           0.97
                                                            -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income .........................        (0.30)         (0.61)         (0.60)         (0.62)         (0.64)
                                                            -----------    -----------    -----------    -----------    -----------

Net asset value, end of period ...........................  $     10.43    $     10.32    $      9.84    $     10.30    $     10.31
                                                            ===========    ===========    ===========    ===========    ===========

Total return .............................................         4.06%         11.46%          1.47%          5.97%          9.91%
                                                            ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period ..........................  $ 6,071,176    $ 6,630,599    $ 8,193,248    $11,466,770    $13,899,229
                                                            ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .         2.29% (b)      1.99%          1.57%          1.22%          1.10%
           After expense reimbursements and waived fees ..         0.90% (b)      0.90%          0.90%          0.90%          0.90%

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees .         4.45% (b)      4.96%          5.26%          5.53%          6.01%
           After expense reimbursements and waived fees ..         5.84% (b)      6.05%          5.93%          5.85%          6.21%

      Portfolio turnover rate ............................        15.51%          7.68%         15.41%         50.90%         38.46%

(a)   Unaudited.
(b)   Annualized.

See accompanying notes to financial statements


                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The EARNEST Partners Fixed Income Trust (the "Fund"), an open-end investment company formerly known as Investek Fixed Income Trust prior to June 9, 2000, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities. The Fund began operations on November 15, 1991.

         Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on August 1, 1996, and an additional class of shares, the Investor Shares, was authorized. To date, only Institutional Shares have been issued by the Fund. The Investor Shares will be sold with a sales charge and will bear potential distribution expenses and service fees. The Institutional Shares are sold without a sales charge and bears no shareholder servicing or distribution fees. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., Eastern time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

                  The financial statements include securities valued at $2,510,187 (41.35% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $408,384, $246,553 of which expires in the year 2003, $70,384 of which expires in the year 2004, and $91,447 of which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.


                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

         D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, EARNEST Partners Limited, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $14,282 ($0.02 per share) and reimbursed expenses totaling $30,021 for the period ended September 30, 2001.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. The Administrator also receives a fee for accounting and recordkeeping services in the amount of $2,250 per month with an additional charge of 0.01% of annual average net assets paid monthly. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $974,708 and $1,657,256, respectively, for the period ended September 30, 2001.

________________________________________________________________________________


                             EARNEST PARTNERS FIXED
                                  INCOME TRUST

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II






                               SEMI-ANNUAL REPORT


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2001






                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                 1-919-831-2370

                               CAPITAL VALUE FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Value Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 35.57%

      Auto & Trucks - 2.87%
           DaimlerChrysler AG ....................................................                    2,000              $    59,960
           Ford Motor Company ....................................................                    5,000                   86,750
           General Motors Corporation ............................................                    3,000                  127,830
                                                                                                                         -----------
                                                                                                                             274,540
                                                                                                                         -----------
      Commercial Services - 1.32%
        (a)Gartner, Inc. Class A .................................................                   14,000                  126,700
                                                                                                                         -----------

      Computers - 2.56%
           Compaq Computer Corporation ...........................................                   15,000                  124,650
        (a)EMC Corporation .......................................................                    6,000                   70,500
        (a)Sun Microsystems, Inc. ................................................                    6,000                   49,620
                                                                                                                         -----------
                                                                                                                             244,770
                                                                                                                         -----------
      Computer Software & Services - 6.94%
        (a)Cisco Systems, Inc. ...................................................                   23,000                  280,140
        (a)Citrix Systems, Inc. ..................................................                    4,000                   79,200
        (a)McDATA Corporation ....................................................                      220                    1,846
        (a)Microsoft Corporation .................................................                    1,000                   51,170
        (a)Oracle Corporation ....................................................                   12,000                  150,960
        (a)Parametric Technology Corporation .....................................                   15,000                   77,850
        (a)Xilinx, Inc. ..........................................................                    1,000                   23,530
                                                                                                                         -----------
                                                                                                                             664,696
                                                                                                                         -----------
      Electronics - 2.67%
        (a)Altera Corporation ....................................................                    2,000                   32,980
        (a)Flextronics International Ltd. ........................................                    2,000                   33,080
           Hewlett-Packard Company ...............................................                    4,000                   64,200
           Motorola, Inc. ........................................................                    7,000                  109,200
        (a)TriQuint Semiconductor, Inc. ..........................................                    1,000                   15,990
                                                                                                                         -----------
                                                                                                                             255,450
                                                                                                                         -----------
      Electronics - Semiconductor - 0.32%
        (a)Atmel Corporation .....................................................                    2,000                   13,360
        (a)LSI Logic Corporation .................................................                    1,500                   17,625
                                                                                                                         -----------
                                                                                                                              30,985
                                                                                                                         -----------
      Financial - Banks, Money Center - 4.21%
           Bank One Corporation ..................................................                    3,000                   94,410
           J.P. Morgan Chase & Co. ...............................................                    5,000                  170,500
           Morgan Stanley Dean Witter & Co. ......................................                    3,000                  138,330
                                                                                                                         -----------
                                                                                                                             403,240
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financials - Securities Brokers - 3.64%
        (a)Ameritrade Holding Corporation ..........................................                   3,000             $    11,760
        (a)E*TRADE Group, Inc. .....................................................                  20,000                 120,800
        (a)Knight Trading Group, Inc. ..............................................                   8,000                  61,680
           Lehman Brothers Holdings Inc. ...........................................                   2,000                 113,700
           Merrill Lynch & Co., Inc. ...............................................                   1,000                  40,600
                                                                                                                         -----------
                                                                                                                             348,540
                                                                                                                         -----------
      Pharmaceuticals - 0.77%
           Schering-Plough Corporation .............................................                   2,000                  74,200
                                                                                                                         -----------

      Retail - Apparel - 0.98%
           Nordstrom, Inc. .........................................................                   4,000                  57,800
           The Gap, Inc. ...........................................................                   3,000                  35,820
                                                                                                                         -----------
                                                                                                                              93,620
                                                                                                                         -----------
      Retail - Department Stores - 1.55%
           Wal-Mart Stores, Inc. ...................................................                   3,000                 148,500
                                                                                                                         -----------

      Telecommunications - 3.09%
        (a)ANADIGICS, Inc. .........................................................                   4,000                  48,800
        (a)Avaya Inc. ..............................................................                     541                   5,334
        (a)Lucent Technologies Inc. ................................................                   8,500                  48,705
        (a)Sybase, Inc. ............................................................                   6,592                  60,778
           Verizon Communications Inc. .............................................                   2,440                 132,029
                                                                                                                         -----------
                                                                                                                             295,646
                                                                                                                         -----------
      Telecommunications Equipment - 1.13%
           Telefonaktiebolaget LM Ericsson AB - ADR ................................                  13,000                  45,370
           Nokia Oyj - ADR .........................................................                   4,000                  62,960
                                                                                                                         -----------
                                                                                                                             108,330
                                                                                                                         -----------
      Transportation - Air - 1.16%
        (a)FedEx Corporation .......................................................                   2,000                  73,500
        (a)U.S. Airways Group, Inc. ................................................                   8,000                  37,200
                                                                                                                         -----------
                                                                                                                             110,700
                                                                                                                         -----------
      Transportation - Miscellaneous - 0.87%
           Werner Enterprises, Inc. ................................................                   5,000                  83,600
                                                                                                                         -----------

      Trucking & Leasing - 0.99%
        (a)J.B. Hunt Transport Services, Inc. ......................................                   7,100                  94,785
                                                                                                                         -----------

      Utilities - Telecommunications - 0.50%
           Sprint Corporation ......................................................                   2,000                  48,020
                                                                                                                         -----------


           Total Common Stocks (Cost $5,608,397) ...........................................................               3,406,322
                                                                                                                         -----------

                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Interest            Maturity               Value
                                                            Principal             Rate                Date                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 20.31%

      A T & T Corporation .............................     $ 50,000             7.500%             06/01/06             $    54,130
      A T & T Corporation .............................       50,000             8.125%             01/15/22                  50,275
      A T & T Corporation .............................       50,000             8.125%             07/15/24                  50,290
      A T & T Corporation .............................      100,000             8.625%             12/01/31                 103,625
      American Express Company ........................       50,000             8.625%             05/15/22                  52,936
      Anheuser-Busch Companies, Inc. ..................       25,000             9.000%             12/01/09                  30,618
      Archer Daniels Midland Corporation ..............      100,000             6.250%             05/15/03                 104,192
      Archer Daniels Midland Corporation ..............       25,000             8.875%             04/15/11                  30,184
      BellSouth Telecommunications ....................       50,000             6.250%             05/15/03                  52,045
      BellSouth Telecommunications ....................       50,000             7.000%             02/01/05                  53,475
      BellSouth Telecommunications ....................       25,000             7.875%             08/01/32                  25,532
      BellSouth Telecommunications ....................      125,000             6.750%             10/15/33                 116,275
      The Boeing Company ..............................      150,000             8.750%             09/15/31                 177,906
      The Coca-Cola Company ...........................       70,000             8.500%             02/01/22                  82,352
      Du Pont (E.I.) De Nemours & Company .............       50,000             8.125%             03/15/04                  55,100
      Du Pont (E.I.) De Nemours & Company .............       50,000             7.950%             01/15/23                  52,063
      Duke Energy Corp ................................       20,000             6.375%             03/01/08                  20,138
      Duke Energy Corp ................................      100,000             6.750%             08/01/25                  93,090
      General Electric Capital Corporation ............      100,000             8.750%             05/21/07                 117,360
      International Business Machines .................       50,000             8.375%             11/01/19                  58,015
      Morgan Stanley Group, Inc. ......................       75,000             7.500%             02/01/24                  72,823
      Pacific Bell ....................................      100,000             6.250%             03/01/05                 104,922
      United Parcel Service of America ................       50,000             8.375%             04/01/20                  60,160
      US West Communications Group ....................       50,000             6.875%             09/15/33                  41,226
      Wachovia Corporation ............................       75,000             6.375%             04/15/03                  77,730
      Wal-Mart Stores, Inc. ...........................       25,000             6.500%             06/01/03                  26,217
      Wal-Mart Stores, Inc. ...........................      150,000             8.875%             06/29/11                 153,835
      Wal-Mart Stores, Inc. ...........................       25,000             8.500%             09/15/24                  27,975
                                                                                                                         -----------

           Total Corporate Obligations (Cost $1,800,097) ...................................................               1,944,489
                                                                                                                         -----------

INVESTMENT COMPANIES - 8.93%                                                                         Shares
                                                                                                    --------

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Select Shares .....................................             427,381                 427,381
      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Select Shares .....................................             427,381                 427,381
                                                                                                                         -----------

           Total Investment Companies (Cost $854,762) ......................................................                 854,762
                                                                                                                         -----------




                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $8,263,256 (b)) .......................................               64.81%            $ 6,205,573
Other Assets Less Liabilities ..........................................................               35.19%              3,370,043
                                                                                                      ------             -----------
      Net Assets .......................................................................              100.00%            $ 9,575,616
                                                                                                      ======             ===========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................            $   711,338
           Unrealized depreciation .........................................................................             (2,769,021)
                                                                                                                        -----------

                      Net unrealized depreciation ..........................................................            $(2,057,683)
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt

























See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2001
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $8,263,256) .........................................................                $  6,205,573
      Cash ............................................................................................                   3,348,257
      Income receivable ...............................................................................                      39,748
      Receivable for fund shares sold .................................................................                       1,996
      Other assets ....................................................................................                       4,391
                                                                                                                       ------------

           Total assets ...............................................................................                   9,599,965
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      24,349
                                                                                                                       ------------

NET ASSETS
      (applicable to 933,099 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $  9,575,616
                                                                                                                       ============

NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR CLASS SHARE
      ($9,575,616 / 933,099 shares) ...................................................................                $      10.26
                                                                                                                       ============

OFFERING PRICE PER INVESTOR CLASS SHARE
      (100 / 96.5 of $10.26) ..........................................................................                $      10.63
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 11,272,933
      Undistributed net investment income .............................................................                         954
      Undistributed net realized gain on investments ..................................................                     359,412
      Net unrealized depreciation on investments ......................................................                  (2,057,683)
                                                                                                                       ------------
                                                                                                                       $  9,575,616
                                                                                                                       ============

















See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2001
                                                             (Unaudited)


NET INVESTMENT INCOME

      Income
           Interest .....................................................................................               $    93,803
           Dividends ....................................................................................                    44,888
                                                                                                                        -----------

               Total income .............................................................................                   138,691
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    34,945
           Fund administration fees (note 2) ............................................................                    10,192
           Distribution and service fees (note 3) .......................................................                    29,121
           Custody fees .................................................................................                     3,858
           Registration and filing administration fees (note 2) .........................................                     1,835
           Fund accounting fees (note 2) ................................................................                    14,082
           Audit fees ...................................................................................                     6,346
           Legal fees ...................................................................................                     6,167
           Securities pricing fees ......................................................................                     3,739
           Shareholder recordkeeping fees ...............................................................                     9,000
           Other accounting fees (note 2) ...............................................................                     1,809
           Shareholder servicing expenses ...............................................................                     4,507
           Registration and filing expenses .............................................................                     3,501
           Printing expenses ............................................................................                     3,621
           Trustee fees and meeting expenses ............................................................                     2,006
           Other operating expenses .....................................................................                     3,008
                                                                                                                        -----------

               Total expenses ...........................................................................                   137,737
                                                                                                                        -----------

                    Net investment income ...............................................................                       954
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                    92,938
      Increase in unrealized depreciation on investments ................................................                (1,444,298)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (1,351,360)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(1,350,406)
                                                                                                                        ===========









See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  September 30,          March 31,
                                                                                                    2001 (a)               2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment income (loss) ..........................................................   $       954          $    (7,885)
         Net realized gain from investment transactions ........................................        92,938            2,905,123
         Increase in unrealized depreciation on investments ....................................    (1,444,298)          (7,753,602)
                                                                                                   -----------          -----------

              Net decrease in net assets resulting from operations .............................    (1,350,406)          (4,856,364)
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net realized gain from investment transactions ........................................             0           (2,941,713)
                                                                                                   -----------          -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b) .......    (1,215,880)           3,452,732
                                                                                                   -----------          -----------

                     Total decrease in net assets ..............................................    (2,566,286)          (4,345,345)

NET ASSETS

     Beginning of period .......................................................................    12,141,902           16,487,247
                                                                                                   -----------          -----------

     End of period (including undistributed net investment .....................................   $ 9,575,616          $12,141,902
                    income of $954 at September 30, 2001)                                          ===========          ===========


(a)  Unaudited.

(b)  A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                              September 30, 2001 (a)                        March 31, 2001

                                                            Shares               Value               Shares                Value
                                                         ---------------------------------------------------------------------------

Shares sold .........................................         22,010          $   253,254              139,269          $ 2,143,224

Shares issued for reinvestment of distributions .....              0                    0              225,075            2,935,575
                                                         -----------          -----------          -----------          -----------

                                                              22,010              253,254              364,344            5,078,799

Shares redeemed .....................................       (127,452)          (1,469,134)            (111,584)          (1,626,067)
                                                         -----------          -----------          -----------          -----------

     Net (decrease) increase ........................       (105,442)         $(1,215,880)             252,760          $ 3,452,732
                                                         ===========          ===========          ===========          ===========




See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                          Period ended    Year ended     Year ended     Year ended      Year ended
                                                          September 30,    March 31,      March 31,      March 31,       March 31,
                                                            2001 (a)         2001           2000           1999            1998
------------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of period ....................  $     11.69    $     20.98    $     15.32    $     14.51     $    12.50

      (Loss) income from investment operations
           Net investment income (loss) .................         0.00          (0.01)          0.01           0.06           0.13
           Net realized and unrealized (loss) gain
               on investments ...........................        (1.43)         (5.70)          6.99           2.02           3.93
                                                           -----------    -----------    -----------    -----------    -----------
               Total from investment operations .........        (1.43)         (5.71)          7.00           2.08           4.06
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income ........................         0.00           0.00          (0.01)         (0.06)         (0.13)
           Net realized gain from investment transactions         0.00          (3.58)         (1.33)         (1.21)         (1.92)
                                                           -----------    -----------    -----------    -----------    -----------
               Total distributions ......................         0.00          (3.58)         (1.34)         (1.27)         (2.05)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period ..........................    $   10.26    $     11.69    $     20.98    $     15.32    $     14.51
                                                           ===========    ===========    ===========    ===========    ===========

Total return (c) ........................................       (12.23)%       (28.82)%        46.68 %        14.67 %        32.89 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period .........................  $ 9,575,616    $12,141,902    $16,487,247    $11,056,274    $ 9,888,068
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.36 %(b)      1.99 %         1.95 %         2.15 %         2.12 %
           After expense reimbursements and waived fees           2.36 %(b)      1.99 %         1.95 %         2.15 %         2.12 %
      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees          0.02 %(b)     (0.05)%         0.06 %         0.40 %         0.91 %
           After expense reimbursements and waived fees           0.02 %(b)     (0.05)%         0.06 %         0.40 %         0.91 %

      Portfolio turnover rate ...........................         6.96 %        55.35 %        34.93 %        70.65 %        33.50 %

(a)  Unaudited.
(b)  Annualized.
(c)  Total return does not reflect payment of a sales charge.



                                                                                      See accompanying notes to financial statements

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Capital Value Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

              Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Investor Class Shares of the Fund on June 15, 1995. An additional class of shares, the T Shares, was authorized on September 27, 1999. To date, only Investor Class Shares have been issued by the Fund. The T Shares will be sold without a sales charge and will bear distribution and service fees which may not exceed 0.75% of the T Shares' average net assets annually. The Investor Class Shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income and net realized gains may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

              The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 2001, the Distributor retained sales charges in the amount of $520.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class Shares'
              average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Class Shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $29,121 of such expenses under the Plan for the period ended September 30, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $691,850 and $565,496, respectively, for the period ended September 30, 2001.

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





















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




________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________

                                      Wilbanks
                                     Smith &
                                       Thomas   [LOGO]


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II


                               SEMI-ANNUAL REPORT


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2001




                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 89.43%

      Beverages - 2.00%
           PepsiCo, Inc. .......................................................                     6,000               $   291,000
                                                                                                                         -----------

      Biopharmaceuticals - 2.51%
           Pharmacia Corporation ...............................................                     9,000                   364,950
                                                                                                                         -----------

      Brewery - 2.30%
           Anheuser-Busch Companies, Inc. ......................................                     8,000                   335,040
                                                                                                                         -----------

      Computer Software & Services - 9.91%
        (a)AOL Time Warner Inc. ................................................                    12,000                   397,200
           First Data Corporation ..............................................                     7,000                   407,820
        (a)Microsoft Corporation ...............................................                     7,500                   383,775
        (a)Oracle Corporation ..................................................                    20,000                   251,600
                                                                                                                         -----------
                                                                                                                           1,440,395
                                                                                                                         -----------
      Computers - 3.61%
        (a)Dell Computer Corporation ...........................................                    17,000                   315,010
        (a)Sun Microsystems, Inc. ..............................................                    25,500                   210,885
                                                                                                                         -----------
                                                                                                                             525,895
                                                                                                                         -----------
      Electrical Equipment - 2.91%
           Emerson Electric Company ............................................                     9,000                   423,540
                                                                                                                         -----------

      Electronics - Semiconductor - 3.60%
           Intel Corporation ...................................................                    11,000                   224,290
           Texas Instruments Incorporated ......................................                    12,000                   299,760
                                                                                                                         -----------
                                                                                                                             524,050
                                                                                                                         -----------
      Entertainment - 5.11%
        (a)The Walt Disney Company .............................................                    14,000                   260,680
        (a)Viacom Inc. .........................................................                    14,000                   483,000
                                                                                                                         -----------
                                                                                                                             743,680
                                                                                                                         -----------
      Financial - Banks, Money Center - 5.46%
           Citigroup Inc. ......................................................                    11,166                   452,223
           J.P. Morgan Chase &  Co. ............................................                    10,000                   341,000
                                                                                                                         -----------
                                                                                                                             793,223
                                                                                                                         -----------
      Financial Services - 2.20%
           American Express Company ............................................                    11,000                   319,660
                                                                                                                         -----------

      Insurance - Life & Health - 5.89%
           AFLAC INCORPORATED ..................................................                    12,000                   324,000
           Marsh & McLennan Companies, Inc. ....................................                     5,500                   531,850
                                                                                                                         -----------
                                                                                                                             855,850
                                                                                                                         -----------
      Insurance - Multiline - 2.82%
           American International Group, Inc. ..................................                     5,250                   409,500
                                                                                                                         -----------

                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Medical Supplies - 4.93%
        (a)Guidant Corporation ...................................................                   10,000              $   385,000
           Johnson & Johnson .....................................................                    6,000                  331,800
                                                                                                                         -----------
                                                                                                                             716,800
                                                                                                                         -----------
      Miscellaneous - Manufacturing - 2.35%
           Tyco International Ltd. ...............................................                    7,500                  341,250
                                                                                                                         -----------

      Oil & Gas - Domestic - 1.78%
        (a)Enron Corporation .....................................................                    9,500                  258,685
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 2.51%
           Schlumberger Limited ..................................................                    8,000                  364,960
                                                                                                                         -----------

      Oil & Gas - Exploration - 3.25%
           Exxon Mobil Corporation ...............................................                   12,000                  472,800
                                                                                                                         -----------

      Packaging & Containers - 3.41%
           Kimberly - Clark Corporation ..........................................                    8,000                  496,000
                                                                                                                         -----------

      Pharmaceuticals - 5.27%
           Merck & Co., Inc. .....................................................                    5,500                  365,090
           Pfizer Inc. ...........................................................                   10,000                  401,100
                                                                                                                         -----------
                                                                                                                             766,190
                                                                                                                         -----------
      Publishing - Newspaper - 2.28%
           The New York Times Company ............................................                    8,500                  331,755
                                                                                                                         -----------

      Retail - Drug Stores - 2.51%
           CVS Corporation .......................................................                   11,000                  365,200
                                                                                                                         -----------

      Retail - General Merchandise - 1.81%
        (a)Dollar Tree Stores, Inc. ..............................................                   14,000                  262,500
                                                                                                                         -----------

      Retail - Specialty Line - 2.32%
           RadioShack Corporation ................................................                   14,000                  337,400
                                                                                                                         -----------

      Telecommunications - 8.69%
           ALLTEL Corporation ....................................................                    6,500                  376,675
           Verizon Communications Inc. ...........................................                    8,600                  465,346
        (a)WorldCom, Inc. - WorldCom Group .......................................                   28,000                  421,120
                                                                                                                         -----------
                                                                                                                           1,263,141
                                                                                                                         -----------

           Total Common Stocks (Cost $15,197,656) .........................................................               13,003,464
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.49%

      Evergreen Money Market Institutional Money ......................................              690,116             $   690,116
           Market Fund Institutional Service Shares
      Evergreen Money Market Treasury Institutional Money .............................              690,116                 690,116
           Market Fund Institutional Service Shares                                                                      -----------

           Total Investment Companies (Cost $1,380,232) ....................................................               1,380,232
                                                                                                                         -----------


Total Value of Investments (Cost $16,577,888 (b)) .....................................                98.92 %           $14,383,696
Other Assets Less Liabilities .........................................................                 1.08 %               157,278
                                                                                                      ------             -----------
      Net Assets ......................................................................               100.00 %           $14,540,974
                                                                                                      ======             ===========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................            $   666,911
           Unrealized depreciation .........................................................................             (2,861,103)
                                                                                                                        -----------

                      Net unrealized depreciation ..........................................................            $(2,194,192)
                                                                                                                        ===========

















See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2001
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $16,577,888) ........................................................                $ 14,383,696
      Cash ............................................................................................                     279,155
      Income receivable ...............................................................................                      12,645
      Receivable for investments sold .................................................................                     155,275
      Receivable for fund shares sold .................................................................                       1,027
      Other assets ....................................................................................                       1,561
      Deferred organization expenses, net (note 4) ....................................................                       8,174
                                                                                                                       ------------

           Total assets ...............................................................................                  14,841,533
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      16,889
      Payable for investment purchases ................................................................                     283,670
                                                                                                                       ------------

           Total liabilities ..........................................................................                     300,559
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 14,540,974
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 18,009,911
      Accumulated net investment loss .................................................................                     (59,110)
      Accumulated net realized loss on investments ....................................................                  (1,215,635)
      Net unrealized depreciation on investments ......................................................                  (2,194,192)
                                                                                                                       ------------
                                                                                                                       $ 14,540,974
                                                                                                                       ============
CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($356,338 / 40,510 shares) .................................................................                $       8.80
                                                                                                                       ============

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($12,687,504 / 1,405,433 shares) ...........................................................                $       9.03
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,497,132 / 169,258 shares) ..............................................................                $       8.85
                                                                                                                       ============
      Maximum offering price per share (100 / 96.25 of $8.85) .........................................                $       9.19
                                                                                                                       ============








See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2001
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Dividends ......................................................................................             $    93,224
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ..............................................................                  62,534
           Fund administration fees (note 2) ..............................................................                  14,591
           Distribution and service fees - Investor Class Shares  (note 3) ................................                   4,600
           Distribution and service fees - Class C Shares (note 3) ........................................                   1,717
           Custody fees ...................................................................................                   4,219
           Registration and filing administration fees (note 2) ...........................................                   3,190
           Fund accounting fees (note 2) ..................................................................                  23,334
           Audit fees .....................................................................................                   7,009
           Legal fees .....................................................................................                   5,871
           Securities pricing fees ........................................................................                   1,596
           Shareholder recordkeeping fees .................................................................                  15,000
           Shareholder servicing expenses .................................................................                   4,513
           Registration and filing expenses ...............................................................                   2,858
           Printing expenses ..............................................................................                   6,430
           Amortization of deferred organization expenses (note 4) ........................................                   4,125
           Trustee fees and meeting expenses ..............................................................                   2,006
           Other operating expenses .......................................................................                   3,509
                                                                                                                        -----------

               Total expenses .............................................................................                 167,102
                                                                                                                        -----------

                    Less investment advisory fees waived (note 2) .........................................                 (14,768)
                                                                                                                        -----------

               Net expenses ...............................................................................                 152,334
                                                                                                                        -----------

                    Net investment loss ...................................................................                 (59,110)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ......................................................                (804,432)
      Increase in unrealized depreciation on investments ..................................................              (1,851,712)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ................................................              (2,656,144)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .......................................             $(2,715,254)
                                                                                                                        ===========





See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  September 30,          March 31,
                                                                                                    2001 (a)               2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss ...............................................................       $   (59,110)         $  (152,642)
         Net realized (loss) gain from investment transactions .............................          (804,432)             765,833
         Increase in unrealized depreciation on investments ................................        (1,851,712)          (5,697,958)
                                                                                                   -----------          -----------
              Net decrease in net assets resulting from operations .........................        (2,715,254)          (5,084,767)
                                                                                                   -----------          -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ..............           431,130               75,933
                                                                                                   -----------          -----------

                     Total decrease in net assets ..........................................        (2,284,124)          (5,008,834)

NET ASSETS
     Beginning of period ...................................................................        16,825,098           21,833,932
                                                                                                   -----------          -----------

     End of period .........................................................................       $14,540,974          $16,825,098
                                                                                                   ===========          ===========


(a)  Unaudited.

(b)  A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                    Period ended                               Year ended
                                                               September 30, 2001 (a)                        March 31, 2001

                                                            Shares               Value                Shares               Value
                                                         ---------------------------------------------------------------------------
-----------------------------------------------
               CLASS C SHARES
-----------------------------------------------
Shares sold ...................................                    0          $         0               23,456          $   283,691
Shares redeemed ...............................               (4,346)             (43,230)             (11,052)            (137,035)
                                                         -----------          -----------          -----------          -----------
     Net (decrease) increase ..................               (4,346)         $   (43,230)              12,404          $   146,656
                                                         ===========          ===========          ===========          ===========
-----------------------------------------------
         INSTITUTIONAL CLASS SHARES
-----------------------------------------------
Shares sold ...................................              138,962          $ 1,374,048              364,928          $ 4,545,241
Shares redeemed ...............................              (70,595)            (754,786)            (206,613)          (2,601,649)
                                                         -----------          -----------          -----------          -----------
     Net increase .............................               68,367          $   619,262              158,315          $ 1,943,592
                                                         ===========          ===========          ===========          ===========
-----------------------------------------------
            INVESTOR CLASS SHARES
-----------------------------------------------
Shares sold ...................................                8,461          $    94,602               21,742          $   280,289
Shares redeemed ...............................              (23,149)            (239,504)            (168,984)          (2,294,604)
                                                         -----------          -----------          -----------          -----------
     Net decrease .............................              (14,688)         $  (144,902)            (147,242)         $(2,014,315)
                                                         ===========          ===========          ===========          ===========
-----------------------------------------------
                 FUND SUMMARY
-----------------------------------------------
Shares sold ...................................              147,423          $ 1,468,650              410,126          $ 5,109,221
Shares redeemed ...............................              (98,090)          (1,037,520)            (386,649)          (5,033,288)
                                                         -----------          -----------          -----------          -----------
     Net increase .............................               49,333          $   431,130               23,477          $    75,933
                                                         ===========          ===========          ===========          ===========


See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                               Period ended       Year ended         Period ended
                                                                               September 30,       March 31,           March 31,
                                                                                 2001 (a)            2001              2000 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................................      $   10.54          $   13.99          $   13.05

      (Loss) income from investment operations
           Net investment loss ...........................................          (0.08)             (0.16)             (0.06)
           Net realized and unrealized (loss) gain on investments ........          (1.66)             (3.29)              1.00
                                                                                ---------          ---------          ---------

               Total from investment operations ..........................          (1.74)             (3.45)              0.94
                                                                                ---------          ---------          ---------

Net asset value, end of period ...........................................      $    8.80          $   10.54          $   13.99
                                                                                =========          =========          =========

Total return .............................................................         (16.51)%           (24.66)%             7.20 %
                                                                                =========          =========          =========

Ratios/supplemental data
      Net assets, end of period ..........................................      $ 356,338          $ 472,698          $ 453,984
                                                                                =========          =========          =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .................           2.68 %(c)          2.44 %             2.45 %(c)
           After expense reimbursements and waived fees ..................           2.50 %(c)          2.44 %             2.34 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .................          (1.56)%(c)         (1.45)%            (1.30)%(c)
           After expense reimbursements and waived fees ..................          (1.38)%(c)         (1.45)%            (1.19)%(c)

      Portfolio turnover rate ............................................          22.00 %            74.25 %            50.40 %

(a)   Unaudited.

(b)   For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(c)   Annualized.









See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended    Year ended     Year ended     Year ended    Period ended
                                                       September 30,    March 31,      March 31,      March 31,      March 31,
                                                         2001 (a)         2001           2000           1999         1998 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............    $     10.77    $     14.20    $     12.77    $     11.29    $     10.02

      (Loss) income from investment operations
           Net investment loss .....................          (0.03)         (0.08)         (0.04)          0.00           0.00
           Net realized and unrealized (loss) gain
               on investments ......................          (1.71)         (3.35)          1.47           1.48           1.27
                                                        -----------    -----------    -----------    -----------    -----------

               Total from investment operations ....          (1.74)         (3.43)          1.43           1.48           1.27
                                                        -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................    $      9.03    $     10.77    $     14.20    $     12.77    $     11.29
                                                        ===========    ===========    ===========    ===========    ===========

Total return .......................................         (16.23)%       (24.08)%        11.20 %        13.11 %        12.72 %
                                                        ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period ....................    $12,687,504    $14,405,659    $16,737,026    $11,419,391    $ 6,376,193
                                                        ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees       1.93 %(c)      1.68 %         1.68 %         2.08 %         3.15 %(c)
           After expense reimbursements and waived fees        1.75 %(c)      1.68 %         1.60 %         1.75 %         1.75 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees      (0.81)%(c)     (0.69)%        (0.45)%        (0.35)%        (1.31)%(c)
           After expense reimbursements and waived fees       (0.63)%(c)     (0.69)%        (0.37)%        (0.01)%         0.09 %(c)

      Portfolio turnover rate ......................          22.00 %        74.25 %        50.40 %        31.11 %        23.64 %

(a)   Unaudited.

(b)   For the period from September 30, 1997 (date of initial public investment) to March 31, 1998.

(c)   Annualized.






See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                        Period ended    Year ended     Year ended     Year ended    Period ended
                                                        September 30,    March 31,      March 31,      March 31,      March 31,
                                                          2001 (a)         2001           2000           1999         1998 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................    $    10.58     $    14.02     $    12.67     $    11.26     $    10.22

      (Loss) income from investment operations
           Net investment loss ......................         (0.06)         (0.18)         (0.10)         (0.04)         (0.01)
           Net realized and unrealized (loss) gain
               on investments .......................         (1.67)         (3.26)          1.45           1.45           1.05
                                                         ----------     ----------     ----------     ----------     ----------

               Total from investment operations .....         (1.73)         (3.44)          1.35           1.41           1.04
                                                         ----------     ----------     ----------     ----------     ----------

Net asset value, end of period ......................    $     8.85     $    10.58     $    14.02     $    12.67     $    11.26
                                                         ==========     ==========     ==========     ==========     ==========

Total return (d) ....................................        (16.43)%       (24.47)%        10.66 %        12.52 %        10.19 %
                                                         ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period .....................    $1,497,132     $1,946,741     $4,642,922     $2,539,131     $  763,186
                                                         ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees       2.43 %(c)      2.14 %         2.15 %         2.56 %         3.63 %(c)
           After expense reimbursements and waived fees        2.25 %(c)      2.14 %         2.10 %         2.25 %         2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees      (1.31)%(c)     (1.13)%        (0.93)%        (0.84)%        (1.70)%(c)
           After expense reimbursements and waived fees       (1.14)%(c)     (1.13)%        (0.88)%        (0.53)%        (0.31)%(c)

      Portfolio turnover rate .......................         22.00 %        74.25 %        50.40 %        31.11 %        23.64 %

(a)   Unaudited.

(b)   For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(c)   Annualized.

(d)   Total return does not reflect payment of a sales charge.









See accompanying notes to financial statements



                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The WST Growth Fund (the "Fund"), an open-end investment company formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Board of Trustees of the Trust (the "Trustees"), approved on March 15, 1999 a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $402,490, of which $38,052 expires in the year 2007 and $364,438 expires in the year 2008. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $14,768 ($0.01 per share) for the period ended September 30, 2001.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001
                                   (Unaudited)



         Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 2001, the Distributor retained sales charges in the amount of $94.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $4,600 of such expenses for the Investor Class Shares and $1,717 of such expenses for the Class C Shares under the Plan for the period ended September 30, 2001.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,415,207 and $3,947,556, respectively, for the period ended September 30, 2001.